10. THIRD PARTY BORROWINGS	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
NOTE 10. THIRD PARTY BORROWINGS

Short-term borrowings

A summary of the Company’s short-term borrowings is as follows:

	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2014	2013	Maturities	2014	2013
				(unaudited)

Short-term bank loans	6.91%	6.50%	August 2014 to January 2015	$206,410	$160,737

Short-term bank loans represent loans from local banks that were used for working capital and capital expenditures purposes. The loans bore interest at rates in the range of 6.44% to 7.80% as of June 30, 2014, are denominated in RMB and have terms maturing within one year.

The total carrying amount of property, equipment and leasehold improvements that have been pledged as collateral to secure financing from commercial banks is $43,228 and $20,392 as of June 30, 2014 and December 31, 2013 respectively. The total carrying amount of net investment in direct financing and sales-type lease receivables that have been pledged as collateral to secure financing from commercial banks is $432,646 and $341,480 as of June 30, 2014 and December 31, 2013 respectively. The total carrying amount of accounts receivable that have been pledged as collateral to secure financing from commercial banks is $6,907 and $6,598 as of June 30, 2014 and December 31, 2013 respectively.